Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2018	$ 6,424	$ 1,157	$ 2,843	$ (141)	$ 1,991	$ 509	$ 65
Contribution of noncontrolling interest	8						8
Business combination	61						61
Repurchase of noncontrolling interest	(61)		4				(65)
Repurchase of common stock	(250)			(250)
Stock-based compensation expense	145		145	63	(63)
Comprehensive income (loss):
Net income	1,033				1,032		1
Other comprehensive income (loss), net of tax	(34)					(34)
Comprehensive income (loss)	999
Dividends to noncontrolling interest	(2)						(2)
Dividends	(213)				(213)
Ending Balance at Dec. 31, 2019	7,111	1,157	2,992	(328)	2,747	475	68
Repurchase of common stock	(125)			(125)
Issuance of senior convertible bonds	184		184
Settlement of senior convertible bonds	(11)		(269)	258
Stock-based compensation expense	155		155	102	(102)
Comprehensive income (loss):
Net income	1,108				1,106		2
Other comprehensive income (loss), net of tax	248					248
Comprehensive income (loss)	1,356
Dividends to noncontrolling interest	(12)						(12)
Dividends	(152)				(152)
Ending Balance at Dec. 31, 2020	8,506	1,157	3,062	(93)	3,599	723	58
Repurchase of common stock	(485)			(485)
Settlement of senior convertible bonds	(530)		(750)	220
Stock-based compensation expense	221		221	158	(158)
Comprehensive income (loss):
Net income	2,006				2,000		6
Other comprehensive income (loss), net of tax	(227)					(227)
Comprehensive income (loss)	1,779
Dividends	(218)				(218)
Ending Balance at Dec. 31, 2021	$ 9,273	$ 1,157	$ 2,533	$ (200)	$ 5,223	$ 496	$ 64